Commitments and Contingencies - Schedule of Other Information related to Stamford Lease and New Stamford Lease (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Operating cash outflows relating to operating leases	$ 50	$ 49	$ 197	$ 194
Discount rate - operating leases	9.50%	9.50%	9.50%	9.50%
Weighted average remaining lease term - operating leases (years)	2 years 3 months 29 days	3 years 3 months 29 days	2 years 6 months 29 days	3 years 8 months 1 day
Cara Therapeutics, Inc.
Other Commitments [Line Items]
Operating cash outflows relating to operating leases			$ 4,363	$ 1,992
ROU assets obtained in exchange for new operating lease liabilities				$ 6,779
Remaining lease term - operating leases (years)		10 years 7 months 6 days		10 years 9 months 18 days
Discount rate - operating leases		12.80%		12.80%